Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 6.8	$ 7.4	$ 8.7
Premiums ceded	(6.6)	(7.1)	(8.2)
Net earned premiums	0.2	0.3	0.5
Direct policyholder benefits	32.7	31.7	32.4
Policyholder benefits ceded	(32.6)	(31.2)	(32.2)
Net policyholder benefits	0.1	0.5	0.2
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	6.5	7.0	8.1
Premiums ceded	(6.5)	(7.0)	(8.1)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	31.4	30.3	31.9
Policyholder benefits ceded	(31.4)	(30.3)	(31.9)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	0.3	0.4	0.6
Premiums ceded	(0.1)	(0.1)	(0.1)
Net earned premiums	0.2	0.3	0.5
Direct policyholder benefits	1.3	1.4	0.5
Policyholder benefits ceded	(1.2)	(0.9)	(0.3)
Net policyholder benefits	$ 0.1	$ 0.5	$ 0.2